PIMCO Prime Limited Maturity Active Exchange-Traded Fund Expense Example - PIMCO Prime Limited Maturity Active Exchange-Traded Fund - PIMCO Prime Limited Maturity Active Exchange-Traded Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 124